Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 37,136	$ 76,241
Inventory, net	17,962	44,686
Prepaid expenses and other current assets	32,935	56,719
Contingent sale consideration receivable, current portion	1,463,518	1,463,518
Total Current Assets	1,551,551	1,641,164
Property and equipment, net of accumulated depreciation of $728,710 and $634,839 as of December 31, 2025 and 2024, respectively	74,705	176,576
Right of use lease assets	76,090	361,109
Deposits, long term portion		44,140
Total Assets	1,702,346	2,222,989
Current Liabilities
Accounts payable, accrued expenses and other current liabilities	821,480	765,312
Contract liabilities	25,924	232,545
Lease liability, current portion	75,168	208,549
Derivative financial instruments	23,846
Notes payable, current portion, net of unamortized original issue discount of $109,027 and $27,414 as of December 31, 2025 and 2024, respectively	389,652	127,095
Indemnification liability	143,974	143,974
Total Current Liabilities	7,013,275	4,689,996
Long-Term Liabilities
Lease liability, long term portion	922	153,592
Government and other notes payable, long term portion	450,000	508,610
Total Liabilities	7,464,197	5,352,198
Commitments and contingencies (Note 15)
Shareholders’ Deficit
Common stock, par value $0.0001 per share, 500,000,000 shares authorized, 2,881,104 and 2,821,877 shares issued and outstanding as of December 31, 2025 and 2024, respectively	288	282
Series B convertible preferred stock, par value $0.001 per share, 20,000,000 shares authorized, 2,750,000 and 2,750,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively	2,750	2,750
Common stock issuable, $0.0001 par value; 22,052 and 30,632 as of December 31, 2025 and 2024, respectively	61,349	161,632
Additional paid-in capital	44,712,980	44,870,742
Accumulated deficit	(50,539,218)	(48,164,615)
Total Shareholders’ Deficit	(5,761,851)	(3,129,209)
Total Liabilities and Shareholders’ Deficit	1,702,346	2,222,989
Related Party
Current Liabilities
Notes payable and other amounts due to related party, net of unamortized original issue discount of $-0- and $494,104 as of December 31, 2025 and 2024, respectively	$ 5,533,231	$ 3,212,521